July 29, 2016

BY EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (the “Trust”) (Registration Nos. 333-515 and 811-07513)

Dear Ladies and Gentlemen:

We are filing today via EDGAR Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”) and Amendment No. 240 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) (“Amendment No. 239/240”). This Amendment No. 237/238 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act solely to designate August 30, 2016 as the new effective date for Post-Effective Amendment No. 233 to the Trust’s Registration Statement under the Securities Act and Amendment No. 234 to the Trust’s Registration Statement under the 1940 Act, filed pursuant to Rule 485(a) under the Securities Act on April 1, 2016 (“Amendment No. 233/234”). Amendment No. 233/234 was initially scheduled to become effective on June 1, 2016.

This Amendment No. 239/240 relates solely to Putnam Dynamic Asset Allocation Equity Fund, a series of the Trust, and it does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

No fees are required in connection with this filing. Please direct any questions concerning this filing to the undersigned at 617-760-2577.

Very truly yours,
/s/ Venice Monagan

Venice Monagan
Associate Counsel

cc:	Bryan Chegwidden, Esq.
James E. Thomas, Esq.
Ropes & Gray LLP